Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Flex Freedom Blend 2065 Fund
Bar Chart Table:
Annual Return 2020	18.48%
Annual Return 2021	16.81%
Annual Return 2022	(18.59%)